Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Goodwill allocated to the new reportable segments and changes in the carrying amount of goodwill were as follows:

	AM&S	P&D	MCU	D&RF	Total
December 31, 2022	2	74	211	10	297
Foreign currency translation	—	2	4	—	6
December 31, 2023	2	76	215	10	303
Write-off	(1)	—	—	—	(1)
Foreign currency translation	—	(5)	(7)	—	(12)
December 31, 2024	1	71	208	10	290